Accounts Payables	6 Months Ended
Jun. 30, 2026
Accounts Payables [Abstract]
ACCOUNTS PAYABLES
15.	ACCOUNTS PAYABLES

Accounts payables consist of the following:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Electricity payables	76,165	50,155
Production and supply chain payables	53,244	34,027
Construction and infrastructure-related payables	35,143	23,342
Logistics and import duties payables	12,167	12,165
Others	544	129
Total	177,263	119,818